INTANGIBLE - Changes in intangible assets with determined useful life (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets with determined useful life
Balance at the beginning of the year	R$ 9,649,789	R$ 180,311
Business combination		308,681
Additions	2,307	17,715
Amortization	(980,385)	(74,332)
Exchange rate variation		2,930
Transfers and others	70,238	26,263
Balance at the end of the year	8,741,949	9,649,789
Non-compete agreement
Intangible assets with determined useful life
Balance at the beginning of the year	2,150
Balance at the end of the year	R$ 5,706	2,150
Non-compete agreement | Minimum
Intangible assets with determined useful life
Average rate %	46.10%
Non-compete agreement | Maximum
Intangible assets with determined useful life
Average rate %	5.00%
Research and development agreement
Intangible assets with determined useful life
Average rate %	5.40%
Balance at the beginning of the year	R$ 74,643
Balance at the end of the year	R$ 66,272	74,643
Port concession
Intangible assets with determined useful life
Average rate %	4.30%
Balance at the beginning of the year	R$ 219,256
Balance at the end of the year	R$ 209,506	219,256
Lease agreements
Intangible assets with determined useful life
Average rate %	16.90%
Balance at the beginning of the year	R$ 36,871
Balance at the end of the year	R$ 29,373	36,871
Supplier agreements, 12.9%
Intangible assets with determined useful life
Average rate %	12.90%
Balance at the beginning of the year	R$ 99,997
Balance at the end of the year	R$ 85,182	99,997
Supplier agreements, 17.6%
Intangible assets with determined useful life
Average rate %	17.60%
Balance at the beginning of the year	R$ 51,562
Balance at the end of the year	R$ 41,250	51,562
Port service contracts
Intangible assets with determined useful life
Average rate %	4.20%
Balance at the beginning of the year	R$ 665,228
Balance at the end of the year	R$ 639,275	665,228
Cultivars
Intangible assets with determined useful life
Average rate %	14.30%
Balance at the beginning of the year	R$ 122,352
Balance at the end of the year	R$ 101,960	122,352
Development and implementation of systems
Intangible assets with determined useful life
Average rate %	11.20%
Balance at the beginning of the year	R$ 1,687
Balance at the end of the year	R$ 1,392	1,687
Trademarks and patents
Intangible assets with determined useful life
Average rate %	10.00%
Balance at the beginning of the year	R$ 20,649
Balance at the end of the year	R$ 16,627	20,649
Customer portfolio
Intangible assets with determined useful life
Average rate %	9.10%
Balance at the beginning of the year	R$ 8,217,192
Balance at the end of the year	R$ 7,388,820	8,217,192
Software
Intangible assets with determined useful life
Average rate %	20.00%
Balance at the beginning of the year	R$ 135,668
Balance at the end of the year	R$ 123,788	135,668
Others
Intangible assets with determined useful life
Average rate %	5.00%
Balance at the beginning of the year	R$ 2,534
Balance at the end of the year	32,798	2,534
Facepa
Intangible assets with determined useful life
Balance at the end of the year	R$ 120
Ibema Companhia Brasileira de Papel
Intangible assets with determined useful life
Fair value adjustment on business combination		702
Gross | Fibria
Intangible assets with determined useful life
Fair value adjustment on business combination		10,159,550
Gross | Fibria | Port concession
Intangible assets with determined useful life
Fair value adjustment on business combination		54,470
Gross | Fibria | Lease agreements
Intangible assets with determined useful life
Fair value adjustment on business combination		44,371
Gross | Fibria | Supplier agreements
Intangible assets with determined useful life
Fair value adjustment on business combination		172,094
Gross | Fibria | Port service contracts
Intangible assets with determined useful life
Fair value adjustment on business combination		694,590
Gross | Fibria | Cultivars
Intangible assets with determined useful life
Fair value adjustment on business combination		142,744
Gross | Fibria | Customer portfolio
Intangible assets with determined useful life
Fair value adjustment on business combination		9,030,779
Gross | Fibria | Software
Intangible assets with determined useful life
Fair value adjustment on business combination		20,502
Accumulated Depreciation and Amortization | Fibria
Intangible assets with determined useful life
Fair value adjustment on business combination		(956,577)
Accumulated Depreciation and Amortization | Fibria | Port concession
Intangible assets with determined useful life
Fair value adjustment on business combination		(2,147)
Accumulated Depreciation and Amortization | Fibria | Lease agreements
Intangible assets with determined useful life
Fair value adjustment on business combination		(7,499)
Accumulated Depreciation and Amortization | Fibria | Supplier agreements
Intangible assets with determined useful life
Fair value adjustment on business combination		(72,097)
Accumulated Depreciation and Amortization | Fibria | Port service contracts
Intangible assets with determined useful life
Fair value adjustment on business combination		(29,362)
Accumulated Depreciation and Amortization | Fibria | Cultivars
Intangible assets with determined useful life
Fair value adjustment on business combination		(20,392)
Accumulated Depreciation and Amortization | Fibria | Customer portfolio
Intangible assets with determined useful life
Fair value adjustment on business combination		(820,980)
Accumulated Depreciation and Amortization | Fibria | Software
Intangible assets with determined useful life
Fair value adjustment on business combination		(4,100)
Accumulated Depreciation and Amortization | Facepa and Ibema
Intangible assets with determined useful life
Fair value adjustment on business combination		R$ (15,454)